Shareholder Advances	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Shareholder Advances [Abstract]
Shareholder Advances [Text Block]
4.	Shareholder Advances

Shareholder advances represent expenses paid by the owners from personal funds. The amount is non-interest bearing, unsecured and due on demand. The amount of advance as at March 31, 2017 and December 31, 2016 was $169,084 and $144,474, respectively. The amounts repaid during the three months ended March 31, 2017 and 2016 were $5,802 and $7,015, respectively.

9	SHAREHOLDER ADVANCES

Shareholder advances represent expenses paid by the owners from personal funds. The amount is non-interest bearing, unsecured and due on demand. The amount of advance as at December 31, 2016 and 2015 was $144,474 and $195,436, respectively. The amounts repaid during the years ended December 31, 2016 and 2015 were $174,595 and $nil, respectively.